Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of fair value measurement [Abstract]
Fair value hierarchy of assets measured at fair value
Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the consolidated statements of financial position is as follows:

As of March 31, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥44,680	¥—	¥—	¥44,680
Other financial assets(2)		22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings		¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liabilities	25	398	—	—	398
Private warrant liabilities	25	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889

As of March 31, 2026
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥37,876	¥—	¥—	¥37,876
Other financial assets(2)		110	—	54	164
Total		¥37,986	¥—	¥54	¥38,040

Crypto asset borrowings		¥37,543	¥—	¥—	¥37,543
Warrant liability
Public warrant liabilities	25	128	—	—	128
Private warrant liabilities	25	—	—	4	4
Total		¥37,672	¥—	¥4	¥37,676
____________
(1) Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
(2) Stablecoins included in “Other financial assets” are categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
(3) The following table presents a reconciliation of other financial assets and private warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

Equity security investments
	As of March 31,
(In millions)	2025	2026
Balance, beginning of period	¥39	¥46
Purchases	21	10
Additions (business combination)	—	14
Change in fair value	(4)	(16)
Foreign exchange impact	(10)	0
Balance, end of period	¥46	¥54

Private warrant liabilities
	As of March 31,
(In millions)	2025	2026
Balance, beginning of period	¥—	¥12
Initial recognition, December 10, 2024	56	—
Change in fair value	(45)	(9)
Foreign exchange impact	—	1
Balance, end of period	¥12	¥4

Fair value hierarchy of liabilities measured at fair value
Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the consolidated statements of financial position is as follows:

As of March 31, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥44,680	¥—	¥—	¥44,680
Other financial assets(2)		22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings		¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liabilities	25	398	—	—	398
Private warrant liabilities	25	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889

As of March 31, 2026
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥37,876	¥—	¥—	¥37,876
Other financial assets(2)		110	—	54	164
Total		¥37,986	¥—	¥54	¥38,040

Crypto asset borrowings		¥37,543	¥—	¥—	¥37,543
Warrant liability
Public warrant liabilities	25	128	—	—	128
Private warrant liabilities	25	—	—	4	4
Total		¥37,672	¥—	¥4	¥37,676
____________
(1) Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
(2) Stablecoins included in “Other financial assets” are categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
(3) The following table presents a reconciliation of other financial assets and private warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

Equity security investments
	As of March 31,
(In millions)	2025	2026
Balance, beginning of period	¥39	¥46
Purchases	21	10
Additions (business combination)	—	14
Change in fair value	(4)	(16)
Foreign exchange impact	(10)	0
Balance, end of period	¥46	¥54

Private warrant liabilities
	As of March 31,
(In millions)	2025	2026
Balance, beginning of period	¥—	¥12
Initial recognition, December 10, 2024	56	—
Change in fair value	(45)	(9)
Foreign exchange impact	—	1
Balance, end of period	¥12	¥4
Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities were as follows.

	As of
	March 31, 2025		March 31, 2026
Exercise price	USD	11.5	USD	11.5
Share price	USD	5.1	USD	1.5
Volatility	35.9%		74.0%
Expected life (in years)	4.7		3.7
Risk-free rate	3.95%		3.86%
Dividend yield	—%		—%

Assumptions used to value private warrant liabilities	The assumptions used to value the private warrant liabilities were as follows.

	As of
	March 31, 2025		March 31, 2026
Exercise price	USD	11.5	USD	11.5
Share price	USD	5.1	USD	1.5
Volatility	35.9%		74.0%
Expected life (in years)	4.7		3.7
Risk-free rate	3.95%		3.86%
Dividend yield	—%		—%